PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4:-   PROPERTY AND EQUIPMENT

	December 31,
	2013	2014
Cost:

Computers and peripheral equipment	$1,420	$6,576
Office furniture and equipment	789	781
Leasehold improvements	69	87

	2,278	7,444
Accumulated depreciation:

Computers and peripheral equipment	1,323	5,565
Office furniture and equipment	631	627
Leasehold improvement	64	72

	2,018	6,264

Depreciated cost	$260	$1,180

Depreciation expenses amounted to $ 229, $ 198 and $ 277 for the years ended December 31, 2012, 2013 and 2014, respectively.

During 2013 and 2014, the Company recorded a reduction of $ 386 and $ 0, respectively, to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

As to charges, see Note 8b.